INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2025	2024

Raw materials, parts and supplies	$16,214	$16,291
Work in progress and assembled raw materials	11,894	10,335
Finished products	17,322	12,264

	$45,430	$38,890